ACQUISITION OF DYNAMIC INDONESIA HOLDINGS LIMITED (Details Narrative) - USD ($)							6 Months Ended
	Oct. 05, 2023	Jun. 05, 2023	Jun. 05, 2023	Feb. 03, 2023	Oct. 03, 2022	Jun. 02, 2022	Jun. 30, 2024	Jun. 01, 2022	Mar. 31, 2021
Issuance of shares, value							$ 268,617
Dynamic Indonesia Holdings Ltd [Member] | Seamless Group Inc [Member]
Ownership percentage									51.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Seamless Group Inc [Member] | Minimum [Member]
Ownership percentage	57.00%	56.00%	56.00%	54.00%	51.00%	49.00%		49.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Seamless Group Inc [Member] | Maximum [Member]
Ownership percentage	59.00%	57.00%	57.00%	56.00%	54.00%	51.00%		51.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Five [Member] | Seamless Group Inc [Member]
Number of shares issued	1,000					5,000
Issuance of shares, value	$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Five [Member] | Seamless Group Inc [Member] | Minimum [Member]
Ownership percentage	57.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Five [Member] | Seamless Group Inc [Member] | Maximum [Member]
Ownership percentage	59.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Seamless Group Inc [Member]
Number of shares issued					1,000	1,000
Issuance of shares, value					$ 200,000	$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Seamless Group Inc [Member]
Number of shares issued				1,000	1,000
Issuance of shares, value				$ 200,000	$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Seamless Group Inc [Member] | Minimum [Member]
Ownership percentage					51.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Seamless Group Inc [Member] | Maximum [Member]
Ownership percentage					54.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Seamless Group Inc [Member]
Number of shares issued				1,000
Issuance of shares, value				$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Seamless Group Inc [Member] | Minimum [Member]
Ownership percentage				54.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Seamless Group Inc [Member] | Maximum [Member]
Ownership percentage				56.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Four [Member] | Seamless Group Inc [Member]
Number of shares issued		1,000	1,000
Issuance of shares, value		$ 200,000	$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Four [Member] | Seamless Group Inc [Member] | Minimum [Member]
Ownership percentage		56.00%	56.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Four [Member] | Seamless Group Inc [Member] | Maximum [Member]
Ownership percentage		57.00%	57.00%